Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	2,701,943
Proposed Maximum Offering Price per Unit	3.86
Maximum Aggregate Offering Price	$ 10,429,499.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,440.31
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Company's Ordinary Shares, no par value, that may become issuable under the terms of the Company's Amended and Restated 2020 Stock Incentive Plan (the "Plan") by reason of any share split share dividend recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. (2) Represents (i) additional shares available for issuance under the Plan pursuant to the Amendment to the Plan adopted on March 4, 2026 and (ii) additional shares reserved for issuance authorized as of January 1, 2026 under the "evergreen" provision of the Plan. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) promulgated under the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of the registrant's ordinary shares on March 18, 2026, as reported on the Nasdaq Global Market, which date is within five business days prior to the filing of this Registration Statement.